Condensed Financial Information of the Company - Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	$ 828,548	¥ 5,768,186		¥ 14,160,322	¥ 3,058,152
Short-term investments	5,068,923	35,288,827		7,630,689
Prepayments and other current assets	136,499	950,277		953,989
Total current assets	10,486,005	73,001,463		40,390,983
Non-current assets
Intangible asset	286,462	1,994,292		2,579,338
Total non-current assets	438,948	3,055,873		2,791,080
Total Assets	10,924,953	76,057,336		43,182,063
Current liabilities
Accrued expenses and other liabilities	700,547	4,877,062		2,225,667
Total current liabilities	6,574,135	45,767,806		24,359,469
Convertible bonds	747,893	5,206,682
Other non-current liabilities	1,061	7,389
Total non-current liabilities	810,518	5,642,664
Total liabilities	7,384,653	51,410,470		¥ 24,359,469
Shareholders' equity
Ordinary shares, outstanding				4,455,688,688	1,758,769,820
Shareholders' deficits
Additional paid-in capital	5,960,233	41,493,949		¥ 29,114,527
Accumulated other comprehensive income	208,025	1,448,230		1,035,783
Accumulated deficits	(2,627,979)	(18,295,461)		(11,327,858)
Total shareholders' equity	3,540,300	24,646,866		18,822,594	¥ (991,958)	¥ (426,278)
Total liabilities and shareholders' equity	$ 10,924,953	¥ 76,057,336		¥ 43,182,063
Class A ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares	$ 0.000005		$ 0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000		77,300,000,000
Ordinary shares, issued	2,575,580,988	2,575,580,988		2,381,240,988
Ordinary shares, outstanding	2,575,580,988	2,575,580,988		2,381,240,988
Shareholders' deficits
Common Shares	$ 12	¥ 84		¥ 78
Class B ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares	$ 0.000005		0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000		2,200,000,000
Ordinary shares, issued	2,074,447,700	2,074,447,700		2,074,447,700
Ordinary shares, outstanding	2,074,447,700	2,074,447,700		2,074,447,700
Shareholders' deficits
Common Shares	$ 9	¥ 64		¥ 64
Parent Company | Reportable legal entity
Current assets
Cash and cash equivalents	95,049	661,714		5,541,746
Short-term investments	884,429	6,157,221		6,260,689
Prepayments and other current assets	2,572	17,906		18,789
Total current assets	982,050	6,836,841		11,821,224
Non-current assets
Intangible asset	286,462	1,994,292		2,579,338
Investments in subsidiaries, the VIE and subsidiaries of the VIE	3,024,127	21,053,370		4,440,777
Total non-current assets	3,310,589	23,047,662		7,020,115
Total Assets	4,292,639	29,884,503		18,841,339
Current liabilities
Accrued expenses and other liabilities	3,385	23,566		18,745
Total current liabilities	3,385	23,566		18,745
Convertible bonds	747,893	5,206,682
Other non-current liabilities	1,061	7,389
Total non-current liabilities	748,954	5,214,071
Total liabilities	752,339	5,237,637		18,745
Shareholders' deficits
Additional paid-in capital	5,960,233	41,493,949		29,114,527
Accumulated other comprehensive income	208,025	1,448,230		1,035,783
Accumulated deficits	(2,627,979)	(18,295,461)		(11,327,858)
Total shareholders' equity	3,540,300	24,646,866		18,822,594
Total liabilities and shareholders' equity	$ 4,292,639	¥ 29,884,503		¥ 18,841,339
Parent Company | Reportable legal entity | Class A ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares	$ 0.000005		0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000		77,300,000,000
Ordinary shares, issued	2,575,580,988	2,575,580,988		2,381,240,988
Ordinary shares, outstanding	2,575,580,988	2,575,580,988		2,381,240,988
Shareholders' deficits
Common Shares	$ 12	¥ 84		¥ 78
Parent Company | Reportable legal entity | Class B ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares	$ 0.000005		$ 0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000		2,200,000,000
Ordinary shares, issued	2,074,447,700	2,074,447,700
Ordinary shares, outstanding	2,074,447,700	2,074,447,700
Shareholders' deficits
Common Shares	$ 9	¥ 64		¥ 64